Income taxes - Schedule of Reconciliation Between the Provision for income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income taxes
Profit before tax from continuing operations	¥ 647,465	¥ 467,723	¥ 398,247
Notional tax on profit before taxation, calculated at the applicable rates in the tax jurisdictions concerned	159,998	119,221	101,560
Effect of expenses that are not deductible in determining taxable profit	654	519	524
Unrecognized tax losses	4,660	1,955	2,054
Utilization of tax losses previously not recognized	(676)	(964)	(486)
Effect of income tax exemptions	719	1,193	5,061
Income tax expense recognized in profit or loss	¥ 165,355	¥ 121,924	¥ 108,713